Taxes Payable	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Taxes payable
18.	TAXES PAYABLE

	2022		2021		2020
	Non-current	Current	Non-current	Current	Non-current	Current
VAT	-	26	-	20	-	42
Withholdings and perceptions	-	46	-	32	-	22
Royalties	-	77	-	61	-	46
Tax on Fuels	-	-	-	7	-	37
IIBB	-	8	-	3	-	3
Miscellaneous	1	16	2	20	3	38

	1	173	2	143	3	188